Related party transactions - Summary of transactions between related parties explanatory (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	R$ (3,562,079)	R$ (2,096,701)
Revenue/(Expenses)	(160,835)	(60,177)	R$ (53,881)
Securities
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	238,088	194,892
Revenue/(Expenses)	24,770	4,270	9,629
Securities purchased under agreements to resell
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	0
Revenue/(Expenses)	9,370	19,098	0
Accounts receivable and Loans operations
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	476	9,205
Revenue/(Expenses)	1,330	744	505
Securities sold under repurchase agreements
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	(3,800,643)	(2,300,798)
Revenue/(Expenses)	(196,305)	(84,268)	(62,951)
Borrowings
Disclosure of transactions between related parties [line items]
Assets/(Liabilities)	0	0
Revenue/(Expenses)	R$ 0	R$ (21)	R$ (1,064)